TWO ROADS SHARED TRUST

E Fund China A Enhanced Equity Fund

Class A Class C Class I	EFAAX EFACX EFAIX

E Fund RQFII China Total Return Bond Fund

Class A Class C Class I	EFBAX EFBCX EFBIX

Incorporated herein by reference is the definitive version of the prospectus for the Class A, Class C and Class I shares of the E Fund China A Enhanced Equity Fund and E Fund RQFII China Total Return Bond Fund dated September 2, 2015, as amended December 29, 2015, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, (SEC Accession No. 0001580642-15-006053).